Income Taxes - Change in Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Net deferred tax income tax liability, beginning of year	$ 7,817	$ 7,916
Recognized in deferred income tax expense / (recovery)	90	(294)
Recognized in other comprehensive income	187	186
Foreign exchange, acquisition, disposition and other	(14)	9
Net deferred income tax liability, end of year	$ 8,080	$ 7,817